Intangible Assets and Goodwill, Net (Details) - Schedule of Intangible Assets of the Subsidiary Red Vial - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets of the Subsidiary Red Vial [Abstract]
Capitalization of second roadway	S/ 160,185	S/ 200,233	S/ 240,279
EPC Contract	31,146	38,933	46,719
Implementation for road safety	13,186	11,526	10,179
Road improvement	10,096	10,997	11,795
Disbursements for land acquisition	3,869	4,836	4,883
Construction of the second tranche of the “Ancon-Huacho-Pativilca” highway	1,916	2,394	2,919
Other intangible assets contracted for the delivery process	4,309	4,823	5,118
Total Red Vial 5 S.A.	224,707	273,742	321,892
Other concession	656	1,046	924
Total other concessions	S/ 225,363	S/ 274,788	S/ 322,816